Financial Instruments - Price Risk Forecasted Purchases (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / $ $ / MWh kJ MMBTU $ / MMBTU $ / short_ton MWh	Dec. 31, 2017 CAD ($) $ / $
Disclosure of nature and extent of risks arising from financial instruments
Closing foreign exchange rate | $ / $	1.36	1.26
Commodity price risk | Recycled Paper
Disclosure of nature and extent of risks arising from financial instruments
Reasonably possible change in risk variable | $ / short_ton	15
Possible change in discount rate impact on equity, before hedges	$ 49	$ 44
Possible change in discount rate impact on equity, hedges	0	0
Possible change in discount rate impact on equity, net hedge impact	$ 49	44
Commodity price risk | Commercial Pulp
Disclosure of nature and extent of risks arising from financial instruments
Reasonably possible change in risk variable | $ / short_ton	30
Possible change in discount rate impact on equity, before hedges	$ 10	9
Possible change in discount rate impact on equity, hedges	0	0
Possible change in discount rate impact on equity, net hedge impact	$ 10	9
Commodity price risk | Natural Gas
Disclosure of nature and extent of risks arising from financial instruments
Reasonably possible change in risk variable | $ / MMBTU	1
Possible change in discount rate impact on equity, before hedges	$ 12	10
Possible change in discount rate impact on equity, hedges	2	5
Possible change in discount rate impact on equity, net hedge impact	$ 10	5
Commodity price risk | Electricity
Disclosure of nature and extent of risks arising from financial instruments
Reasonably possible change in risk variable | $ / MWh	1
Possible change in discount rate impact on equity, before hedges	$ 2	2
Possible change in discount rate impact on equity, hedges	0	0
Possible change in discount rate impact on equity, net hedge impact	2	2
Commodity price risk | Embedded Derivative
Disclosure of nature and extent of risks arising from financial instruments
Fair Value (in Millions of Canadian Dollars)	8	8
Commodity price risk | Embedded Derivative | Greenpac Holding LLC
Disclosure of nature and extent of risks arising from financial instruments
Fair Value (in Millions of Canadian Dollars)	15	16
Commodity price risk | Forecasted Purchases
Disclosure of nature and extent of risks arising from financial instruments
Fair Value (in Millions of Canadian Dollars)	(1)	(7)
Commodity price risk | Electricity
Disclosure of nature and extent of risks arising from financial instruments
Fair Value (in Millions of Canadian Dollars)	$ 0	(1)
Quantity | MWh	197,100
Commodity price risk | Cash flow hedges | Natural Gas Canadian Portfolio
Disclosure of nature and extent of risks arising from financial instruments
Fair Value (in Millions of Canadian Dollars)	$ 0	(5)
Quantity | kJ	3,095,029
Commodity price risk | Cash flow hedges | Natural Gas US Portfolio
Disclosure of nature and extent of risks arising from financial instruments
Fair Value (in Millions of Canadian Dollars)	$ (1)	$ (1)
Quantity | MMBTU	4,847,660